Summary of Significant Accounting Policies Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of Treasury Stock by Class [Table Text Block]
The following table reflects
the number of shares repurchased for the years ended December 31, 2012 and 2011. There were no repurchases requested or fulfilled during the period from October 15, 2010 (date of inception) to December 31, 2010.

	Number of Requests	Number of Shares	Average Price per Share
Year ended December 31, 2011	1	2,500	$10.00
Year ended December 31, 2012	73	188,531	9.93
Cumulative repurchase requests as of December 31, 2012 (1)	74	191,031	$9.93
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(1)	Includes unfulfilled repurchase requests for 37,032 shares at a average price per share of $9.86, which were approved for repurchase as of December 31, 2012.

Schedule of Intangible Assets and Goodwill [Table Text Block]	Intangible assets and acquired lease liabilities, as applicable, consisted of following:
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
The following table provides the weighted-average amortization and accretion periods as of December 31, 2012, for intangible assets and liabilities, as applicable, and the projected amortization expense for the next five years:

(Dollar amounts in thousands)	Weighted- Average Amortization Period	2013	2014	2015	2016	2017
In-place leases	12.6 years	$15,577	$15,615	$15,519	$15,519	$15,518